Earnings Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Private Warrants [Member]
Number of warrants	12,618,680	12,618,680
Warrants, price per share	$ 5.75	$ 5.75
Public Warrants [Member]
Number of warrants	22,921,700	22,921,700
Warrants, price per share	$ 5.75	$ 5.75